DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DEBT
Schedule of company's debt

	March 31, 2022	December 31, 2021
Short-term debt:
Insurance premium financing	$1,700	$3,174
Current portion of term loan	10,000	10,000
	$11,700	$13,174
Long-term debt:
Revolver	—	—
Term loan	146,064	148,564
Other	535	—
	$146,599	$148,564
Unamortized debt discount and debt issuance costs	(1,938)	(2,048)
Total long-term debt, net	$144,661	$146,516

	December 31, 2021	December 31, 2020
Short-term debt:
Insurance premium financing	$3,174	$1,225
Current portion of term loan	10,000	2,251
Current portion of other	—	20
	$13,174	$3,496
Long-term debt:
Revolver	—	—
Term loan	148,564	222,187
Other	—	128
	$148,564	$222,315
Unamortized debt discount and debt issuance costs	(2,048)	(13,005)
Total long-term debt, net	$146,516	$209,310

Summary of aggregate principal payments of long-term debt

Remainder of 2022	$7,500
2023	10,132
2024	10,269
2025	10,134
2026	118,564
Thereafter	—
Total principal payments	$156,599

2022	$10,000
2023	10,000
2024	10,000
2025	10,000
2026	118,564
Thereafter	—
Total principal payments	$158,564

Schedule of Interest rate swaps

Effective date	Notional amount	Fixed rate
September 30, 2021 through July 23, 2026	$100,000	0.875%

Effective date	Notional amount	Fixed rate
September 30, 2021 through July 23, 2026	$100,000	0.875%

Schedule of fair value swap agreement

Balance sheet accounts	March 31, 2022	December 31, 2021
Other current assets	$880	$—
Other assets	$4,615	$1,607
Accrued liabilities	$—	$389

	December 31,
Balance sheet accounts	2021	2020
Other assets	$1,607	$—
Accrued liabilities	$389	$—